Note 29 - Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of detailed information about financial instruments [text block]
(US dollars in thousands)	2018	2017	2016
Financial assets
Trade and other receivables	7,511	20,448	-
Cash and cash equivalents	1,939	10,970	28
Total	9,450	31,418	28

Financial Liabilities
Loans and borrowings	21,762	20,015	8,001
Trade and other payables	13,268	5,878	186
Finance leases payable	578	240	-
Total	35,608	26,133	8,187